Acquisitions of Subsidiaries (Details 3) (Beijing Shangtuo, USD $)	1 Months Ended
Aug. 31, 2011
Allocated Value
Liabilities assumed	$ (928)
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485
Cash consideration	3,139,312
Total tangible assets acquired	78,827
Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	5.00%
Fair value of equity interest	1,062,173
Customer relationship
Allocated Value
Intangible assets acquired:	983,494
Amortization Period (in years)	7.3
Non-compete agreements
Allocated Value
Intangible assets acquired:	$ 413,854
Amortization Period (in years)	2.6